Shareholder Report, Holdings (Details)_6 - Class I	Jun. 30, 2024
Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Henkel AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
WPP PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Qantas Airways Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
France
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%